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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                              February 28

Date of reporting period:                                     November 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of November 30, 2005 (unaudited)

Senior Loans*:  118.3%

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Aerospace & Defense

		Arinc, Inc.	Ba3	BB
985,000		Term Loan, 6.020-6.200%, maturing March 10, 2011			996,081

		Ceradyne, Inc.	Ba3	BB-
2,475,000		Term Loan, 6.250%, maturing August 18, 2011			2,487,375

	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan, 11.010%, maturing March 16, 2008			2,075,000

		Dyncorp, Inc.	B2	B+
3,981,662		Term Loan, 6.690%-6.810%, maturing February 11, 2011			3,998,254

		Hexcel Corporation	B2	B+
1,233,333		Term Loan, 5.813%-6.130%, maturing March 01, 2012			1,245,410

		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 6.450%, maturing November 18, 2012			4,806,406

		Midwestern Aircraft Systems, Inc.	B1	BB-
1,163,750		Term Loan, 6.409%, maturing December 31, 2011			1,179,897

		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 6.220%,-6.6440%, maturing August 20, 2012			4,345,183

		Transdigm, Inc.	B1	B+
3,443,806		Term Loan, 6.518-6.580%, maturing July 22, 2010			3,494,028

	(2)	United Air Lines, Inc.	Ba2	BB
1,975,020		Debtor in Possession Term Loan, 8.620%, maturing March 31, 2006			1,997,650

		Wyle Holdings, Inc.	NR	B+
1,990,000		Term Loan, 6.6840-7.020%, maturing January 28, 2011			2,018,606

					28,643,890

Automobile
		Accuride Corporation	B1	B+
6,249,091		Term Loan, 6.125-6.250%, maturing January 31, 2012			6,308,326

		Affinia Group, Inc.	B2	B
2,841,196		Term Loan, 6.400%, maturing November 30, 2011			2,820,597

		Aftermarket Technology Corporation	Ba3	BB-
496,031		Term Loan, 6.120%, maturing January 08, 2007			497,891
802,972		Term Loan, 6.890-6.950%, maturing February 08, 2008			808,242
1,196,775		Term Loan, 6.890-6.950%, maturing February 08, 2008			1,204,629

		Axle Tech International Holdings, Inc.	B2	B+
750,000		Term Loan, 6.340%, maturing October 21, 2012			760,078

		Carey International, Inc.	B3	B-
2,493,750		Term Loan, 8.250-9.750%, maturing May 11, 2012			2,468,813

	(2)	Collins & Aikman Products Company	NR	NR
2,000,000		Debtor in Possession Term Loan, 6.875-7.250%, maturing May 17, 2007			2,020,000

		Dura Operating Corporation	B3	B+
4,000,000		Term Loan, 7.610%, maturing May 03, 2011			4,015,000

	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor in Possession Term Loan, 0.000%, maturing December 09, 2006			1,526,250

		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 5.780%, maturing April 30, 2010			5,545,177

		Goodyear Tire & Rubber Company	B2	B+
10,500,000		Term Loan, 7.060%, maturing April 30, 2010			10,563,441

		Key Plastics, LLC	B1	BB-
2,151,521		Term Loan, 6.850%-9.000%, maturing June 29, 2010			2,143,452

		Keystone Automotive Industries, Inc.	B2	B+
830,435		Term Loan, 5.628%-6.026%, maturing October 30, 2009			837,701

		Motorsport Aftermarket Group, Inc.	B2	B
1,695,168		Term Loan, 7.280%, maturing December 15, 2011			1,705,763

	(2)	RJ Tower Corporation	Ba3	BBB
9,000,000		Debtor in Possession Term Loan, 7.250%, maturing February 02, 2007			9,193,122

		Safelite Glass Corporation	B3	B+
5,530,820		Term Loan, 8.520%, maturing September 30, 2007			5,503,166
13,353,446		Term Loan, 9.020%, maturing September 30, 2007			13,286,679

		Tenneco Automotive, Inc.	B1	B+
535,967		Term Loan, 6.339%, maturing December 12, 2010			545,280
1,129,257		Term Loan, 6.630%, maturing December 12, 2010			1,148,878

		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,443,750		Term Loan, 6.000%, maturing October 29, 2010			7,474,455
4,000,000		Term Loan, maturing June 30, 2012			4,005,000
2,975,013		Term Loan, 5.250%, maturing June 30, 2012			2,989,888

		United Components, Inc.	B1	BB-
1,808,333		Term Loan, 6.810%, maturing June 30, 2010			1,832,634

					89,204,462

Banking
		Outsourcing Solutions, Inc.	B2	B-
930,833		Term Loan, 8.720%, maturing September 30, 2010			937,815

					937,815

Beverage, Food & Tobacco
		Alliance One International, Inc.	B2	B+
1,980,000		Term Loan, 7.520%, maturing May 13, 2010			1,965,150

		Birds Eye Foods, Inc.	B1	B+
4,609,889		Term Loan, 6.970%, maturing June 30, 2008			4,666,554

		Commonwealth Brands, Inc.	B1	B+
2,042,448		Term Loan, 7.250%, maturing August 28, 2007			2,042,448

		Constellation Brands, Inc.	Ba2	BB
12,811,149		Term Loan, 5.438-5.750%, maturing November 30, 2011			12,898,431

		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
4,219,879		Term Loan, 6.080%-6.180%, maturing December 19, 2010			4,285,815

	Golden State Foods Corporation	B1	B+
4,432,500	Term Loan, 5.993%, maturing February 28, 2011			4,476,825

	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 5.813-6.000%, maturing June 16, 2011			4,175,338

	Michael Foods, Inc.	B1	B+
3,738,255	Term Loan, 5.916%, maturing November 21, 2010			3,798,418

	Pierre Foods, Inc.	B1	B+
5,909,167	Term Loan, 6.370%-6.560%, maturing June 30, 2010			5,990,418

	Southern Wine & Spirits of America, Inc.	Ba3	BB+
6,467,500	Term Loan, 5.530%, maturing May 31, 2012			6,538,241

	Sturm Foods, Inc.	B2	B+
1,496,250	Term Loan, 6.813%, maturing May 26, 2011			1,507,472

	Sturm Foods, Inc.	B3	B-
500,000	Term Loan, maturing May 26, 2012			507,500

	Vitaquest International, LLC	B2	B
2,487,500	Term Loan, 7.623-9.250%, maturing March 17, 2011			2,457,961

				55,310,571

Buildings & Real Estate
	Atrium Companies, Inc.	B2	CCC+
3,868,874	Term Loan, 7.780-7.910%, maturing December 28, 2011			3,868,069

	Builders Firstsource, Inc.	B1	BB-
1,444,444	Term Loan, 6.190%, maturing August 11, 2011			1,455,880

	Building Materials Holding Corporation	Ba2	BB
2,932,500	Term Loan, 5.780%, maturing June 30, 2010			2,952,661

	Champion Home Builders Company	B1	B+
1,625,000	Term Loan, 4.100%, maturing October 31, 2012			1,637,188
1,750,000	Term Loan, 6.590%, maturing October 31, 2012			1,763,125

	Contech Construction Products, Inc.	Ba3	BB-
2,728,090	Term Loan, 6.080-6.390%, maturing December 07, 2010			2,771,283

	Crescent Real Estate Equities, L.P.	B1	BB-
2,194,267	Term Loan, 6.339%, maturing January 12, 2006			2,203,183

	Custom Building Products, Inc.	B1	B+
5,002,366	Term Loan, 6.270%, maturing October 31, 2011			5,046,137

	DMB Newco, LLC	NR	NR
426,504	Term Loan, 6.615%, maturing February 28, 2009			427,571

	Euramax International, Inc.	B2	B
1,330,000	Term Loan, 6.625%, maturing June 29, 2012			1,326,051

	General Growth Properties, Inc.	Ba2	BB+
30,298,782	Term Loan, 5.870%, maturing November 12, 2007			30,394,738
15,670,723	Term Loan, 6.220%, maturing November 12, 2008			15,784,336

	Headwaters, Inc.	B1	B+
5,937,677	Term Loan, 6.430%-8.250%, maturing April 30, 2011			5,994,578

	Hearthstone Housing Partners II, LLC	NR	NR
3,617,647	Revolver, 6.220%, maturing December 01, 2007			3,608,603

	Lion Gables Realty, L.P.	Ba2	BB+
24,371,579	Term Loan, 5.840%, maturing September 30, 2006			24,493,437

	Macerich Partnership, L.P.	NR	BB+
3,333,077	Term Loan, 5.850, maturing April 25, 2006			3,337,243
2,500,000	Term Loan, 5.625%, maturing April 25, 2010			2,517,187

	Maguire Properties, Inc.	Ba2	BB
3,688,889	Term Loan, 5.840%, maturing March 15, 2010			3,718,861

	Masonite International Corporation	B2	BB-
7,456,149	Term Loan, 6.020-6.206%, maturing April 05, 2013			7,411,882
7,468,851	Term Loan, 6.020-6.206%, maturing April 05, 2013			7,424,508

	NCI Building Systems, Inc.	Ba2	BB
3,657,500	Term Loan, 5.750-5.950%, maturing June 18, 2010			3,680,359

	Newkirk Master, L.P.	Ba2	BB+
1,296,209	Term Loan, 5.710-7.500%, maturing August 11, 2008			1,307,956
1,077,643	Term Loan, 5.804%, maturing August 11, 2008			1,087,410

	Nortek, Inc.	B2	B
10,863,861	Term Loan, 5.910-8.000%, maturing August 27, 2011			10,979,290

	PGT Industries, Inc.	NR	NR
2,230,492	Term Loan, 7.140%-7.230%, maturing January 29, 2010			2,258,373

	Pivotal Promontory, LLC	B1	B+
2,250,000	Term Loan, 6.970\%, maturing August 31, 2010			2,255,625

	Ply Gem Industries, Inc.	B1	B+
675,819	Term Loan, 6.160%, maturing March 15, 2010			679,199
1,498,134	Term Loan, 6.640%, maturing February 12, 2011			1,505,624
4,599,146	Term Loan, 6.160%, maturing October 01, 2011			4,622,141

	Shea Capital I, LLC	Ba2	BB-
1,000,000	Term Loan, 6.260%, maturing October 27, 2011			1,010,000

	Spanish Peaks, LLC	B1	B+
900,000	Term Loan, 4.020%, maturing August 09, 2011			909,000
1,386,720	Term Loan, 6.584-7.018%, maturing August 09, 2011			1,400,587

	St. Marys Cement, Inc.	B1	BB-
5,411,156	Term Loan, 6.020%, maturing December 04, 2009			5,499,087

	Trustreet Properties, Inc.	Ba3	BB
5,000,000	Term Loan, 6.089%, maturing March 31, 2010			5,050,000

	Werner Holdings Company, Inc.	Caa1	B-
500,000	Term Loan, 7.830-8.110%, maturing June 11, 2009			500,000

	Yellowstone Mountain Club, LLC	B1	BB-
3,485,067	Term Loan, 6.595%, maturing September 30, 2010			3,498,136

				174,379,308

Cargo Transport
	Atlantic Express Transportation Corporation	Caa2	CCC+
2,000,000	Floating Rate Note, 13.542%, maturing April 15, 2008			1,740,000

	Baker Tanks, Inc.	B2	B
3,500,000	Term Loan, maturing November 22, 2011			3,532,812

		Helm Holding Corporation	B2	B+
991,489		Term Loan, 6.160%-6.800%, maturing July 08, 2011			1,008,634

		Horizon Lines, LLC	B2	B
2,468,750		Term Loan, 6.270%, maturing July 07, 2011			2,502,182

		Kansas City Southern Railway Company	Ba3	BB+
1,207,860		Term Loan, 5.750-5.801%, maturing March 30, 2008			1,216,038

		Neoplan USA Corporation	NR	NR
499,014		Term Loan, 9.760%, maturing June 30, 2006			499,014

		Pacer International, Inc.	B1	BB
1,372,549		Term Loan, 5.813%-7.750%, maturing June 10, 2010			1,384,559

		Railamerica, Inc.	Ba3	BB
387,034		Term Loan, 6.688%, maturing September 29, 2011			393,243
3,274,098		Term Loan, 6.688%-6.000%, maturing September 29, 2011			3,326,621

		Sirva Worldwide, Inc.	B2	B+
702,353		Term Loan, 8.080-8.100%, maturing December 01, 2010			673,088

		Transport Industries, L.P.	B2	B+
2,098,214		Term Loan, 6.563%, maturing September 30, 2011			2,111,328

		United States Shipping, LLC	Ba3	BB-
1,895,910		Term Loan, 6.200 - 6.020%, maturing April 30, 2010			1,917,239

					20,304,758

Cellular
		Cellular South, Inc.	Ba3	B+
3,088,307		Term Loan, 5.941-7.500%, maturing May 04, 2011			3,124,980

		Centennial Cellular Operating Company	B1	B-
16,700,025		Term Loan, 6.270-6.830%, maturing February 09, 2011			16,792,660

		Cricket Communications, Inc.	B1	B-
11,413,750		Term Loan, 6.520%, maturing January 10, 2011			11,550,715

	(2)	IWO Holdings, Inc.	B3	CCC+
3,175,000		Floating Rate Note, 7.900%, maturing January 15, 2012			3,286,125

		Nextel Partners Operating Corporation	Ba1	BBB-
6,500,000		Term Loan Term Loan, 5.370%, maturing May 31, 2012			6,538,597

		Ntelos, Inc.	B1	B
4,466,250		Term Loan, 6.530%, maturing August 25, 2011			4,507,005

		Ntelos, Inc.	B2	CCC+
1,000,000		Term Loan, 9.030%, maturing February 25, 2012			1,004,167

		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.995%, maturing December 15, 2010			2,581,250

		Rural Cellular Corporation	B2	B-
1,500,000		Floating Rate Note, 8.370%, maturing March 15, 2010			1,541,250
1,933,333		Revolver, 7.270%, maturing March 25, 2010			1,909,166

		Triton PCS, Inc.	B2	B-
4,471,237		Term Loan, 7.340%, maturing November 18, 2009			4,499,880

		US Unwired, Inc.	B2	BBB-
1,750,000		Floating Rate Note, 8.120%, maturing June 15, 2010			1,802,500

					59,138,295

Chemicals, Plastics & Rubber
	Basell Finance Company	Ba3	B+
833,333	Term Loan, 6.906%, maturing September 07, 2013			848,047
166,667	Term Loan, 6.906%, maturing September 07, 2013			169,075
833,333	Term Loan, 7.243%, maturing September 07, 2014			848,047
166,667	Term Loan, 7.243%, maturing September 07, 2014			169,310

	Brenntag, AG	B1	B+
3,000,000	Term Loan, 6.810%, maturing February 27, 2012			3,009,501

	Celanese, AG	B1	B+
6,500,000	Term Loan, 4.090%, maturing April 06, 2009			6,573,125
14,150,129	Term Loan, 6.313%, maturing April 06, 2011			14,277,480

	Hawkeye Renewables, LLC	B2	B
5,500,000	Term Loan, 6.925%, maturing January 31, 2012			5,472,500

	Hercules, Inc.	Ba1	BB
6,456,489	Term Loan, 5.770%-5.860%, maturing October 08, 2010			6,537,195

	Hexion Specialty Chemicals, Inc.	B1	BB-
545,455	Term Loan, 3.764%, maturing May 31, 2012			553,466
2,285,182	Term Loan, 6.875%, maturing May 31, 2012			2,318,747
3,155,727	Term Loan, 6.563%, maturing May 31, 2012			3,202,079

	Huntsman International, LLC	Ba3	BB-
22,381,792	Term Loan, 5.890%, maturing August 16, 2012			22,500,706

	Ineos Group Holdings, PLC	Ba2	BB-
4,143,499	Term Loan, 7.662%, maturing April 26, 2009			4,155,672

	Innophos, Inc.	B2	B
3,321,452	Term Loan, 6.180%-6.470%, maturing August 13, 2010			3,361,585

	Invista, B.V.	Ba3	BB
10,247,324	Term Loan, 6.313%, maturing April 29, 2011			10,420,247
4,403,520	Term Loan, 6.313%, maturing April 29, 2011			4,477,829

	JohnsonDiversey, Inc.	B1	B+
7,377,674	Term Loan, 5.960%-6.011%, maturing November 03, 2009			7,421,482

	Kraton Polymers, LLC	B1	B+
2,180,147	Term Loan, 6.188-7.000%, maturing December 23, 2010			2,210,124

	Nalco Company	B1	BB-
8,387,880	Term Loan, 5.660-5.960%, maturing November 04, 2010			8,513,698

	Polypore, Inc.	B2	B
6,084,932	Term Loan, 6.470%, maturing November 12, 2011			6,096,086

	PQ Corporation	B1	B+
2,487,500	Term Loan, 6.063-6.313%, maturing February 10, 2012			2,506,935

	Rockwood Specialties Group, Inc.	B1	B+
18,531,875	Term Loan, 6.466%, maturing December 10, 2012			18,793,304

	Supresta, LLC	B1	B+
5,678,125	Term Loan, 7.030%, maturing July 30, 2012			5,720,711

	Westlake Chemical Corporation	Ba1	BB+
284,536	Term Loan, 6.470-8.250%, maturing July 30, 2010			286,670

				140,443,621

Containers, Packaging & Glass
	Appleton Papers, Inc.	Ba3	BB
2,318,965	Term Loan, 6.330-6.830%, maturing June 11, 2010			2,343,965

	Berry Plastics Corporation	B1	B+
5,985,000	Term Loan, 5.855%, maturing December 02, 2011			6,061,057

	Boise Cascade Corporation	Ba3	BB
7,275,836	Term Loan, 5.781-6.000%, maturing October 29, 2011			7,372,845

	BWAY Corporation	B1	B+
1,102,000	Term Loan, 6.438-6.563%, maturing June 30, 2011			1,115,775

	Graham Packaging Company, L.P.	B2	B
17,373,737	Term Loan, 6.375%-6.625%, maturing October 07, 2011			17,624,840

	Graphic Packaging International, Inc.	B1	B+
18,531,702	Term Loan, 6.190%-6.990%, maturing June 30, 2010			18,779,563

	Intertape Polymer Group, Inc.	Ba3	B+
2,722,500	Term Loan, 6.084%-6.380%, maturing July 28, 2011			2,762,202

	Koch Cellulose, LLC	Ba3	BB
1,198,337	Term Loan, 5.770%, maturing May 07, 2011			1,205,577

	Owens-Illinois Group, Inc.	B1	BB-
1,443,491	Term Loan, 5.870%, maturing April 01, 2007			1,451,310
3,450,711	Term Loan, 5.920%, maturing April 01, 2008			3,476,592

	Pro Mach, Inc.	B1	B
2,481,250	Term Loan, 6.890%, maturing December 01, 2011			2,518,469

	Smurfit-Stone Container Corporation	Ba3	B+
10,390,346	Term Loan, 5.875-6.438%, maturing November 01, 2011			10,516,984
3,197,029	Term Loan, 5.875-6.125%, maturing November 01, 2011			3,235,995

	Solo Cup, Inc.	B2	B+
10,825,396	Term Loan, 6.520-6.720%, maturing February 27, 2011			10,902,527

	Tupperware Corporation	Ba2	BB
12,600,000	Term Loan, maturing November 07, 2012			12,596,069

	U.S. Can Company	B3	B
4,442,399	Term Loan, 7.650% - 7.750%, maturing January 15, 2010			4,475,718

	Xerium Technologies, Inc.	B1	BB-
2,493,750	Term Loan, 6.020%, maturing May 18, 2012			2,515,570

				108,955,058

Data and Internet Services
	Aspect Software	B2	B
1,500,000	Term Loan, 6.563%, maturing September 22, 2010			1,508,437

	Sungard Data Systems, Inc.	B1	B+
37,905,000	Term Loan, 6.810%, maturing February 11, 2013			38,208,657

	Transaction Network Services, Inc.	Ba3	BB-
3,215,800	Term Loan, 5.850%, maturing May 04, 2012			3,243,938

	Worldspan, L.P.	B2	B
6,591,307	Term Loan, 6.813-7.125%, maturing February 16, 2010			6,500,677

				49,461,709

Diversified / Conglomerate Manufacturing
	Axia, Inc.	B2	B
1,682,038	Term Loan, 8.120-10.000%, maturing November 30, 2010			1,692,551

	Brand Services, Inc.	B2	B
783,355	Term Loan, 7.020-7.290%, maturing January 15, 2012			795,595

	Chart Industries, Inc.	B1	B+
3,000,000	Term Loan, 6.188-6.625%, maturing October 17, 2012			3,040,314

	Cinram International, Inc.	Ba3	BB
6,253,006	Term Loan, 6.120%, maturing September 30, 2009			6,310,978

	Dayco Products, LLC	B1	B+
466,746	Term Loan, 6.660%-7.580%, maturing June 23, 2011			471,414

	Dresser Rand, Inc.	B1	B+
1,099,385	Term Loan, 6.080%-6.220%, maturing October 01, 2010			1,118,969

	Dresser, Inc.	Ba3	B+
3,294,543	Term Loan, 6.720%, maturing April 10, 2009			3,326,460

	Flowserve Corporation	Ba3	BB-
4,000,000	Term Loan, 5.813-6.000%, maturing August 10, 2012			4,056,252

	Gentek, Inc.	B2	B+
2,391,915	Term Loan, 6.370%-6.760%, maturing February 28, 2011			2,409,257

	Goodman Global Holdings, Inc.	B2	B+
2,977,500	Term Loan, 6.375%, maturing December 23, 2011			3,024,024

	Mueller Group, Inc.	B2	B+
14,000,000	Term Loan, 6.304-6.656%, maturing October 03, 2012			14,200,004

	Norcross Safety Products, LLC	B1	BB-
3,854,399	Term Loan, 5.951-8.000%, maturing June 30, 2012			3,885,716

	RLC Industries Company	Ba3	BBB-
1,288,600	Term Loan, 5.520%, maturing February 20, 2010			1,295,043

	Sensus Metering Systems, Inc.	B2	B+
1,626,087	Term Loan, 6.350%-6.540%, maturing December 17, 2010			1,645,397
253,696	Term Loan, 6.350%-6.540%, maturing December 17, 2010			256,708

	Trimas Corporation	B1	B
854,969	Term Loan, 7.520% - 7.860%, maturing December 31, 2009			863,875

	Universal Compression, Inc.	Ba2	BB
6,965,000	Term Loan, 5.590%, maturing February 15, 2012			7,047,709

	Walter Industries, Inc.	Ba3	B+
3,000,000	Term Loan, 6.090-6.261%, maturing October 03, 2012			3,037,968

				58,478,234

Diversified / Conglomerate Service
	Affinion Group, Inc.	B1	B+
3,906,977	Term Loan, 6.890-7.100%, maturing October 17, 2012			3,852,037

	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 6.970%, maturing August 20, 2010			3,873,741

	Fidelity National Information Solutions, Inc.	Ba3	BB
33,011,298	Term Loan, 5.864%, maturing March 09, 2013			33,148,361

		Geo Group, Inc.	Ba3	BB-
1,297,203		Term Loan, 6.200%, maturing September 14, 2011			1,306,932

		Iron Mountain, Inc.	B2	BB-
5,940,000		Term Loan, 5.875%, maturing April 02, 2011			5,993,211
5,253,333		Term Loan, 6.188%, maturing April 02, 2011			5,301,764

		Mitchell International, Inc.	B1	B+
1,289,727		Term Loan, 6.150%, maturing August 15, 2011			1,304,640

		Relizon Company	B1	BB-
1,242,250		Term Loan, 7.130-7.370%, maturing February 20, 2011			1,248,461

		US Investigations Services, LLC	B2	B+
4,500,000		Term Loan, 6.570%, maturing October 14, 2012			4,561,875

		Vertafore, Inc.	B2	B
2,279,327		Term Loan, 6.944-7.144%, maturing December 22, 2010			2,302,120

		Vertafore, Inc.	B3	NR
500,000		Term Loan, 10.194%, maturing December 22, 2011			507,500

					63,400,642

Ecological
		Allied Waste North America, Inc.	B1	BB
15,480,166		Term Loan, 6.090-6.390%, maturing January 15, 2012			15,572,521
6,162,930		Term Loan, 6.030%, maturing January 15, 2012			6,198,454

		Envirosolutions, Inc.	B2	B-
2,750,000		Term Loan, 7.334%-7.615%, maturing July 07, 2012			2,796,406

		Great Lakes Dredge & Dock Corp.	B3	CCC+
2,292,703		Term Loan, 7.100%-8.270%, maturing December 22, 2010			2,319,929

		IESI Corporation	B1	BB
1,800,000		Term Loan, 6.159-6.370%, maturing January 14, 2012			1,825,313

		Wastequip, Inc.	B2	B+
748,125		Term Loan, 6.520%, maturing July 15, 2011			758,412

		Wastequip, Inc.	B3	B-
500,000		Term Loan, 10.020%, maturing July 15, 2012			507,500

		WCA Waste Systems, Inc.	B3	B
3,482,500		Term Loan, 7.030%, maturing April 28, 2011			3,486,853

					33,465,388

Electronics
		Decision One Corporation	NR	NR
443,121	(3)	Term Loan, 12.000%, maturing April 15, 2010			443,121

		Invensys International Holdings, Ltd.	Ba3	B+
563,832		Term Loan, 7.791%, maturing September 05, 2009			571,585

		ON Semiconductor Corporation	B3	B+
9,880,419		Term Loan, 7.063%, maturing December 15, 2011			9,945,264

		SI International, Inc.	B1	B+
1,741,250		Term Loan, 5.780%-6.530%, maturing February 09, 2011			1,765,192

					12,725,162

Farming & Agriculture
	AGCO Corporation	Ba1	BB+
4,553,333	Term Loan, 5.770%, maturing March 31, 2008			4,604,558

	Butler Animal Health Supply, LLC	B2	B
997,500	Term Loan, 6.460-8.750%, maturing June 30, 2011			1,004,981

	Vicar Operating, Inc.	Ba3	BB-
2,764,501	Term Loan, 5.750%, maturing May 16, 2011			2,797,330

				8,406,869

Finance
	Rent-A-Center, Inc.	Ba2	BB+
3,950,000	Term Loan, 5.380%-5.760%, maturing June 30, 2010			3,996,413

				3,996,413

Foreign Cable, Foreign TV, Radio and Equipment
	NTL Investment Holding, Ltd.	B1	BB-
6,600,000	Term Loan, 7.140%, maturing May 19, 2012			6,633,548

	Telewest Communications, PLC	B1	BB
1,700,000	Term Loan, 6.151%, maturing December 22, 2012			1,700,687
1,300,000	Term Loan, 6.901%, maturing December 22, 2013			1,303,525

				9,637,760

Gaming
	Ameristar Casinos, Inc.	Ba3	BB+
3,000,000	Term Loan, 5.868%, maturing September 30, 2012			3,023,751

	Boyd Gaming Corporation	Ba2	BB
4,937,500	Term Loan, 5.520-5.700%, maturing June 30, 2011			4,997,678

	CCM Merger, Inc.	B1	B+
10,990,000	Term Loan, 5.961-6.390%, maturing July 13, 2012			11,080,668

	Global Cash Access, LLC	B2	B+
2,148,203	Term Loan, 6.470%, maturing March 10, 2010			2,180,427

	Green Valley Ranch Gaming, LLC	NR	NR
985,056	Term Loan, 6.020%, maturing December 17, 2011			997,369

	Herbst Gaming, Inc.	B1	B+
2,985,000	Term Loan, 6.020%-6.200%, maturing January 31, 2011			3,024,178

	Isle of Capri Black Hawk, LLC	B1	B+
1,833,333	Term Loan, 5.850%-6.390%, maturing October 24, 2011			1,841,354

	Isle of Capri Casinos, Inc.	Ba2	BB-
997,500	Term Loan, 5.950%, maturing February 04, 2011			1,000,410
1,488,750	Term Loan, 5.620%-6.172%, maturing February 04, 2011			1,504,940

	Marina District Finance Company, Inc.	NR	NR
1,985,000	Term Loan, 5.910%, maturing October 20, 2011			2,003,609

	Mississippi Band of Choctaw Indians	Ba3	BB
2,432,609	Term Loan, 5.910-6.450%, maturing November 14, 2011			2,461,496

	Opbiz, LLC	B3	B-
5,966,562	Term Loan, 5.305%, maturing August 31, 2010			5,973,089
34,022	Term Loan, 8.055%, maturing August 31, 2010			34,069

	Penn National Gaming, Inc	Ba3	BB-
1,279,070	Term Loan, 6.290-6.510%, maturing October 03, 2011			1,290,422

13,500,000	Term Loan, 6.220-6.510%, maturing October 03, 2012			13,690,904

	Resorts International Hotel and Casino, Inc.	B2	B
1,896,654	Term Loan, 6.530%, maturing April 26, 2012			1,909,456

	Ruffin Gaming, LLC	NR	NR
1,500,000	Term Loan, 6.375%, maturing June 28, 2008			1,512,188

	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,745,625	Term Loan, 6.140%, maturing May 20, 2012			1,763,081

	Venetian Casino Resorts, LLC	B1	BB-
2,393,163	Term Loan, 5.770%, maturing June 15, 2011			2,415,599
11,606,837	Term Loan, 5.770%, maturing June 15, 2011			11,715,651

	Wembley, Inc.	B1	B+
1,000,000	Term Loan, 6.080-5.870%, maturing August 23, 2011			1,017,500

	Yonkers Racing Corporation	B3	B
322,079	Term Loan, 7.659%, maturing August 12, 2011			325,501
451,230	Term Loan, 7.659%, maturing August 12, 2011			456,024

				76,219,364

Grocery
	Giant Eagle, Inc.	Ba3	BB+
3,000,000	Term Loan, 5.750%-5.810%, maturing November 02, 2012			3,015,939

	Roundy’s Supermarkets, Inc.	B2	B+
6,500,000	Term Loan, 7.090-7.240%, maturing November 03, 2011			6,479,687

				9,495,626

Healthcare, Education and Childcare
	Accellent Corporation	B2	BB-
3,000,000	Term Loan, maturing November 22, 2012			3,029,064

	Alliance Imaging, Inc.	B1	B+
2,825,218	Term Loan, 6.188-6.688%, maturing December 29, 2011			2,853,029

	AMN Healthcare, Inc.	Ba2	BB-
1,000,000	Term Loan, 6.234%, maturing November 20, 2011			1,008,750

	AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
4,975,000	Term Loan, 6.350-8.250%, maturing February 15, 2012			5,026,307

	Beverly Enterprises, Inc.	Ba3	BB
3,427,538	Term Loan, 6.390-6.910%, maturing October 22, 2008			3,438,249

	CCS Acquisition, Inc.	B3	B
4,500,000	Term Loan, 7.500%, maturing September 30, 2012			4,457,813

	Colgate Medical, Ltd.	Ba2	BB-
1,930,478	Term Loan, 6.010-6.030%, maturing December 30, 2008			1,949,783

	Community Health Systems, Inc.	Ba3	BB-
31,853,439	Term Loan, 5.970-6.160%, maturing August 19, 2011			32,271,515

	Concentra Operating Corporation	B1	B+
7,000,000	Term Loan, 6.050%, maturing September 30, 2011			7,094,794

	Cooper Companies	Ba3	BB
1,990,000	Term Loan, 6.000-6.063%, maturing January 06, 2012			2,003,060

	CRC Health Corporation	B2	B+
1,496,250	Term Loan, 6.813%, maturing May 05, 2011			1,499,991

	Davita, Inc.	B1	BB-
30,745,098	Term Loan, 6.350%-6.640%, maturing October 05, 2012			31,216,943

	Encore Medical IHC, Inc.	B1	B
2,379,700	Term Loan, 7.090%-7.530%, maturing October 04, 2010			2,406,472

	Fisher Scientific International, Inc.	Ba1	BBB
3,456,250	Term Loan, 5.520%, maturing August 02, 2011			3,482,172

	Healthcare Partners, LLC	B1	BB
2,925,000	Term Loan, 5.820%, maturing February 04, 2011			2,949,681

	Iasis Healthcare Corporation	B1	B+
13,356,062	Term Loan, 6.270-6.304%, maturing June 30, 2011			13,550,833

	Kinetic Concepts, Inc.	Ba3	BB
3,587,886	Term Loan, 5.780%, maturing August 11, 2010			3,626,007

	Lifepoint Hospitals, Inc.	Ba3	BB
23,226,595	Term Loan, 6.185%, maturing April 15, 2012			23,391,713

	Magellan Health Services, Inc.	B1	B+
567,708	Term Loan, 5.871%, maturing August 15, 2008			574,095

	MMM Holdings, Inc.	B2	B-
2,500,000	Term Loan, 7.460%, maturing August 16, 2011			2,506,250

	Mylan Laboratories, Inc.	Ba1	BBB-
997,500	Term Loan, 5.400%, maturing June 30, 2010			1,011,683

	Pacificare Health Systems, Inc.	Ba2	BBB-
8,389,254	Term Loan, 5.125-5.875%, maturing December 13, 2010			8,418,969

	Psychiatric Solutions, Inc.	B1	B+
923,077	Term Loan, 6.041-6.260%, maturing July 01, 2012			936,731

	Renal Advantage, Inc.	NR	B+
4,083,333	Term Loan, 6.610%, maturing October 06, 2012			4,130,549

	Rural/Metro Operating Company, LLC	B2	B
519,127	Term Loan, 3.940%, maturing March 04, 2011			527,887
1,423,528	Term Loan, 6.038%, maturing March 04, 2011			1,447,550

	Select Medical Corporation	B1	BB-
2,487,500	Term Loan, 6.120-7.750%, maturing February 24, 2012			2,491,647

	Sterigenics International, Inc.	B2	B+
3,456,271	Term Loan, 6.870%, maturing June 14, 2011			3,503,794

	Team Health, Inc.	B2	B+
2,500,000	Term Loan, maturing November 23, 2012			2,521,875

	Triumph Healthcare Second Holdings, Inc.	B2	B
1,000,000	Term Loan, 7.210%, maturing August 31, 2011			1,010,625

	Vanguard Health Holding Company II	B2	B
27,340,000	Term Loan, 6.211%, maturing September 23, 2011			27,698,837

	Ventiv Health, Inc.	Ba3	BB-
1,000,000	Term Loan, 5.581%, maturing October 05, 2011			1,006,875

	VWR International, Inc.	B2	B+
4,473,701	Term Loan, 6.690%, maturing April 07, 2011			4,538,010

	Warner Chilcott Corporation	B2	B
8,313,614	Term Loan, 6.770-7.011%, maturing January 18, 2012			8,318,070
3,349,980	Term Loan, 6.770%, maturing January 18, 2012			3,351,776
1,547,596	Term Loan, 6.770%, maturing January 18, 2012			1,548,426

				220,799,825

Home & Office Furnishings
	ACCO Brands Corporation	Ba3	BB-
665,000	Term Loan, 5.636-6.120%, maturing August 17, 2012			673,035

	Buhrmann U.S., Inc.	Ba3	BB-
9,450,375	Term Loan, 6.386-6.585%, maturing December 31, 2010			9,592,131

	Global Imaging Systems, Inc.	Ba2	BB
2,202,647	Term Loan, 5.340-5.830%, maturing May 10, 2010			2,220,544

	Maax Corporation	B2	B
1,384,580	Term Loan, 6.980-7.400%, maturing June 04, 2011			1,377,657

	National Bedding Company	B1	BB-
4,244,375	Term Loan, 5.870-6.150%, maturing August 31, 2011			4,276,208

	Sealy Mattress Company	B1	B+
9,955,752	Term Loan, 5.620-6.110%, maturing April 06, 2012			10,077,093

	Simmons Company	B2	B+
8,135,805	Term Loan, 5.750-8.500%, maturing December 19, 2011			8,234,964

	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, 5.970%, maturing September 30, 2008			2,020,000

				38,471,632

Insurance
	Conseco, Inc.	B2	BB-
6,101,830	Term Loan, 6.140%, maturing June 22, 2010			6,166,662

	Swett & Crawford Group, Inc.	B1	B+
2,500,000	Term Loan, 6.872%, maturing November 07, 2011			2,531,250

				8,697,912

Leisure, Amusement, Entertainment
	24 Hour Fitness Worldwide, Inc.	B2	B
4,250,000	Term Loan, 6.780%, maturing June 08, 2012			4,316,406

	AMF Bowling Worldwide, Inc.	B2	B
870,720	Term Loan, 6.650-9.000%, maturing August 27, 2009			878,611

	Kerasotes Theatres, Inc.	B1	B-
1,712,500	Term Loan, 6.750%, maturing October 31, 2011			1,723,917

	Lodgenet Entertainment Corporation	Ba3	B+
3,506,717	Term Loan, 6.270%, maturing August 29, 2008			3,550,551

	Loews Cineplex Entertainment Corporation	B1	B
3,886,011	Term Loan, 6.340-6.350%, maturing July 31, 2011			3,910,905

	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
17,732,000	Term Loan, 6.270%, maturing April 08, 2011			17,837,293
33,500,000	Term Loan, 6.270%, maturing April 08, 2012			33,749,341

	Pure Fishing, Inc.	B1	B+
2,726,339	Term Loan, 6.770-7.122%, maturing September 30, 2010			2,757,010

	Regal Cinemas, Inc.	Ba3	BB-
7,124,311	Term Loan, 6.020%, maturing November 10, 2010			7,207,430

	Riddell Bell Holding, Inc.	B1	BB-
1,485,000	Term Loan, 6.160%, maturing September 28, 2011			1,509,440

	Six Flags Theme Parks, Inc.	B1	B-
4,229,723	Term Loan, 6.590-6.800%, maturing June 30, 2009			4,282,595

	Universal City Development Partners, L.P.	Ba3	BB-
4,962,500	Term Loan, 6.030-6.370%, maturing June 09, 2011			5,034,868

	WMG Acquisition Corporation	B1	B+
16,355,325	Term Loan, 6.194-6.590%, maturing February 28, 2011			16,546,617

				103,304,984

Lodging
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 6.220%, maturing February 09, 2008			7,518,750

	Kuilima Resort Company	B1	B
500,000	Term Loan, 6.970%, maturing September 30, 2010			505,000

				8,023,750

Machinery
	Alliance Laundry Holdings, LLC	B1	B
5,703,500	Term Loan, 6.340%, maturing January 27, 2012			5,789,052

	Blount, Inc.	B1	BB-
3,571,018	Term Loan, 6.554-7.750%, maturing August 09, 2010			3,609,703

	Enersys, Inc.	Ba3	BB
3,284,684	Term Loan, 5.660-6.373%, maturing March 17, 2011			3,315,477

	Maxim Crane Works, L.P.	B3	B+
2,003,472	Term Loan, 6.750-6.875%, maturing January 25, 2010			2,031,855

	Maxim Crane Works, L.P.	B3	B+
1,500,000	Term Loan, 9.625%, maturing January 30, 2012			1,540,001

	Rexnord Corporation	B1	B+
7,255,312	Term Loan, 6.070-6.300%, maturing December 31, 2011			7,349,029

	Terex Corporation	B2	BB-
1,744,219	Term Loan, 6.330-6.416%, maturing July 03, 2009			1,769,292

	United Rentals (North America), Inc.	B2	BB
657,178	Term Loan, 5.590%, maturing February 14, 2011			664,654
10,763,588	Term Loan, 6.450%, maturing February 14, 2011			10,886,024

				36,955,087

Mining, Steel, Iron & Nonprecious Metals
	Alpha Natural Resources, LLC.	B2	BB-
666,667	Term Loan, 6.320%, maturing October 26, 2012			672,222

	Carmeuse Lime, Inc.	NR	NR
2,925,000	Term Loan, 6.000%, maturing May 02, 2011			2,946,938

	Foundation Coal Corporation	Ba3	BB-
3,688,830	Term Loan, 5.660-6.160%, maturing July 30, 2011			3,754,664

		International Coal Group, LLC	B2	B-
600,000		Term Loan maturing October 01, 2010			602,500
1,485,000		Term Loan, 6.870%-6.950%, maturing October 01, 2011			1,491,188

		Longyear Holdings, Inc.	B2	B+
190,517		Term Loan, 6.530%, maturing July 28, 2012			193,137
1,509,483		Term Loan, 6.530%, maturing July 28, 2012			1,530,238

		Novelis, Inc.	Ba2	BB-
4,152,736		Term Loan, 6.011%, maturing January 06, 2012			4,200,103
7,212,648		Term Loan, 6.011%, maturing January 06, 2012			7,294,915

		Trout Coal Holdings, LLC	B3	B
4,477,500		Term Loan, 7.220-7.330%, maturing March 18, 2010			4,460,709

					27,146,614

North American Cable
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 6.313%, maturing March 31, 2006			11,055,000

		Atlantic Broadband Finance, LLC	B2	B
4,000,000		Term Loan, 6.520%, maturing August 04, 2012			4,065,000

		Bragg Communications, Inc.	B1	NR
4,443,750		Term Loan, 6.240%, maturing August 31, 2011			4,507,629

		Bresnan Communications, LLC	B1	BB-
7,000,000		Term Loan, 7.620-7.840%, maturing December 31, 2007			7,099,533

		Cebridge Connections, Inc.	NR	NR
1,477,500		Term Loan, 6.780-9.250%, maturing February 23, 2009			1,483,041
2,455,057		Term Loan, 9.774-10.110%, maturing February 23, 2010			2,537,915

	(2)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 8.000%, maturing March 31, 2009			802,575
12,250,000		Term Loan, 9.000%, maturing December 31, 2009			12,047,875
13,000,000		Term Loan, 9.000%, maturing June 30, 2009			12,798,032

		Charter Communications Operating, LLC	B2	B
32,086,689		Term Loan, 7.250%, maturing April 27, 2010			32,062,881
31,129,875		Term Loan, 7.420-7.500%, maturing April 27, 2011			31,223,513

	(2)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, 7.000%, maturing September 30, 2007			2,918,250
14,000,000		Term Loan, 8.250%, maturing March 31, 2008			13,720,000

		Insight Midwest Holdings, LLC	Ba3	BB-
1,881,250		Term Loan, 5.313%, maturing June 30, 2009			1,884,386
11,298,750		Term Loan, 6.063%, maturing December 31, 2009			11,459,757

		Knology, Inc.	B3	NR
2,117,889		Term Loan, 9.520-9.743%, maturing June 29, 2010			2,170,836

		Mediacom Communications Corporation	Ba3	BB-
4,751,250		Term Loan, 5.280-5.540%, maturing March 31, 2010			4,753,369
15,721,000		Term Loan, 5.870-6.390%, maturing February 01, 2014			15,953,136

		Mediacom Illinois, LLC	Ba3	BB-
8,601,667		Term Loan, 6.130-6.600%, maturing March 31, 2013			8,726,658

		Nextmedia Operating, Inc.	B1	B
3,923,077		Term Loan, 6.120%, maturing November 15, 2012			3,955,768

	(4)	Olympus Cable Holdings, LLC	B2	NR
23,568,240		Term Loan, 8.250%, maturing June 30, 2010			23,176,842
6,500,000		Term Loan, 9.000%, maturing September 30, 2010			6,403,664

		Patriot Media And Communications, LLC	B1	B+
3,666,667		Term Loan, 6.688%, maturing March 31, 2013			3,722,814

		Patriot Media And Communications, LLC	B3	B-
1,000,000		Term Loan, 9.125%, maturing October 04, 2013			1,019,531

		Persona Communication, Inc.	B2	B
3,465,000		Term Loan, 7.020%, maturing August 01, 2011			3,486,656

		San Juan Cable, LLC	B1	B+
1,000,000		Term Loan, 6.070%, maturing October 31, 2012			1,011,667

		San Juan Cable, LLC	B3	B-
2,000,000		Term Loan, 9.570%, maturing October 31, 2013			2,005,834

					226,052,162

Oil & Gas
		Cheniere LNG Holdings, LLC	NR	BB
8,000,000		Term Loan, 6.770-6.950%, maturing August 30, 2012			8,065,000

		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 2.600%, maturing June 24, 2012			1,015,781
1,496,250		Term Loan, 6.563-8.500%, maturing June 24, 2012			1,519,862

		Complete Production Services, Inc.	B2	B
4,000,000		Term Loan, 6.720%, maturing September 12, 2012			4,046,252

		El Paso Corporation	B3	B
6,500,000		Term Loan, 6.813%, maturing November 30, 2007			6,542,880
24,748,382		Term Loan, 6.813%, maturing November 23, 2009			24,911,647

		EPCO Holdings, Inc.	Ba3	B+
16,750,000		Term Loan, 6.418-6.603%, maturing August 18, 2010			17,003,863

		Key Energy Services, Inc.	NR	B-
4,500,000		Term Loan, 7.020-7.280%, maturing June 30, 2012			4,569,377

		LB Pacific, L.P.	B1	B-
3,980,000		Term Loan, 6.610-6.950%, maturing February 15, 2012			4,042,188

		Lyondell-Citgo Refining, L.P.	Ba3	BB
7,334,427		Term Loan, 6.191%, maturing May 21, 2007			7,444,444

		Magellan Midstream Holdings, L.P.	Ba3	BB-
3,219,812		Term Loan, 5.785%, maturing June 30, 2012			3,253,018

		Mainline, L.P.	Ba3	BB-
7,237,500		Term Loan, 6.295%, maturing December 17, 2011			7,346,063

		Regency Gas Services, LLC	B3	B-
500,000		Term Loan, 12.000%, maturing December 01, 2010			501,250
1,488,750		Term Loan, 6.780%, maturing June 01, 2010			1,503,638

		Semcrude, L.P.	Ba3	NR
5,250,539		Term Loan, 6.270%, maturing March 16, 2011			5,316,170
3,726,350		Term Loan, 5.871-8.000%, maturing March 16, 2011			3,772,929

		Targa Resources, Inc.	Ba3	B+
10,000,000		Term Loan, 6.830%, maturing October 31, 2007			10,037,500
4,500,000		Term Loan, 4.208%, maturing October 31, 2012			4,529,812

13,225,806	Term Loan, 6.470-6.656%, maturing October 31, 2012			13,313,427

	Vulcan Energy Corporation	Ba2	BB
6,475,485	Term Loan, 6.401%, maturing August 12, 2011			6,544,287

	Western Refining Company, L.P.	B2	BB-
3,750,000	Term Loan, 6.720%, maturing July 27, 2012			3,759,375

	Williams Production RMT Company	Ba3	BB
4,899,000	Term Loan, 6.370%, maturing May 30, 2008			4,951,052

				143,989,815

Other Broadcasting and Entertainment
	Alliance Atlantis Communications, Inc.	Ba2	BB
2,312,774	Term Loan, 5.920%, maturing December 20, 2011			2,325,302

	DirecTV Holdings, LLC	Ba1	BB
10,000,000	Term Loan, 5.385-5.640%, maturing April 13, 2013			10,104,170

	Echostar DBS Corporation	Ba3	BB-
5,000,000	Floating Rate Note, 7.300%, maturing October 01, 2008			5,106,250

	HIT Entertainment, Ltd.	B1	B
3,916,667	Term Loan, 6.460%, maturing March 20, 2012			3,935,761

	Liberty Media Corporation	Ba1	BB+
3,500,000	Floating Rate Note, 5.370%, maturing September 17, 2006			3,521,455

	Rainbow National Services, LLC	B1	BB+
10,198,750	Term Loan, 7.000-7.188%, maturing March 31, 2012			10,303,287

	Yankees Holdings, L.P.	NR	NR
942,857	Term Loan, 6.589%, maturing June 25, 2007			947,571

				36,243,796

Other Telecommunications
	Cincinnati Bell, Inc.	Ba3	B+
3,500,000	Term Loan, 5.360-5.590%, maturing August 31, 2012			3,524,063

	Consolidated Communications, Inc.	B1	BB-
2,440,381	Term Loan, 6.270-6.618%, maturing October 14, 2011			2,464,784

	D&E Communications, Inc.	Ba3	BB-
1,964,684	Term Loan, 5.860-8.000%, maturing December 31, 2011			1,979,419

	Fairpoint Communications, Inc.	B1	BB-
3,500,000	Term Loan, 5.813%, maturing February 15, 2012			3,516,188

	Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000	Term Loan, 6.280%, maturing October 31, 2012			3,539,813

	Iowa Telecommunications Services, Inc.	Ba3	BB-
5,750,000	Term Loan, 5.290-5.770%, maturing November 23, 2011			5,812,893

	Qwest Capital Funding, Inc.	B2	B
11,000,000	Floating Rate Note, 7.840%, maturing February 15, 2009			11,151,250

	Qwest Corporation	B1	BB
1,000,000	Term Loan, 9.020%, maturing June 30, 2007			1,027,083

	Time Warner Telecom Holdings, Inc.	B2	CCC+
4,000,000	Floating Rate Note, 8.340%, maturing February 15, 2011			4,090,000

		Valor Telecommunication Enterprises II, LLC	Ba3	BB-
8,680,272		Term Loan, 5.770-5.970%, maturing February 14, 2012			8,784,704

					45,890,197

Personal & Nondurable Consumer Products
		Amscan Holdings, Inc.	B1	B
1,975,000		Term Loan, 6.560-6.890%, maturing April 30, 2012			1,987,344

		Bushnell Performance Optics	B1	B+
1,750,000		Term Loan, 7.020%, maturing August 19, 2011			1,776,798

		Church & Dwight Company, Inc.	Ba2	BB+
4,384,522		Term Loan, 5.940%, maturing May 30, 2011			4,436,588

		Fender Musical Instruments Corporation	B1	B+
2,487,500		Term Loan, 6.310-6.470%, maturing March 30, 2012			2,512,375

		Fender Musical Instruments Corporation	B3	B-
2,500,000		Term Loan, 8.720%, maturing September 30, 2012			2,518,750

		Hillman Group, Inc.	B2	B
1,970,000		Term Loan, 7.438-7.688%, maturing March 30, 2011			1,995,241

		Hunter Fan Company	B1	B
2,700,000		Term Loan, 6.750-6.940%, maturing March 24, 2012			2,693,250

		Jarden Corporation	B1	B+
16,798,545		Term Loan, 6.020%, maturing August 15, 2011			16,869,938
4,314,444		Term Loan, 5.970%, maturing January 24, 2012			4,332,781

		Mega Bloks, Inc.	Ba3	BB-
997,500		Term Loan, 6.000-7.750%, maturing July 26, 2012			1,010,281

		Natural Products Group	B2	B
1,577,301		Term Loan, 7.400%, maturing August 16, 2011			1,575,823

	(3)	Norwood Promotional Products Holdings, Inc.	NR	NR
6,712,197		Term Loan, maturing August 16, 2011			2,584,196

		Norwood Promotional Products, Inc.	NR	NR
8,801,533		Term Loan, 10.125%, maturing August 16, 2009			8,933,556

		Oreck Corporation	B1	B+
975,050		Term Loan, 6.780%, maturing January 27, 2012			978,707

		Prestige Brands Holdings, Inc.	B1	B+
1,960,125		Term Loan, 6.311-8.250%, maturing April 06, 2011			1,981,359
213,623		Term Loan, 5.181%, maturing April 06, 2011			215,937

		Reddy Ice Group, Inc.	B1	B+
3,000,000		Term Loan, 5.865%, maturing August 09, 2012			3,029,064

		Spectrum Brands, Inc.	B1	B+
12,039,500		Term Loan, 5.920%-6.110%, maturing February 06, 2012			12,122,271

					71,554,259

Personal, Food & Miscellaneous
		AFC Enterprises, Inc.	B1	B+
1,493,750		Term Loan, 6.313%, maturing May 11, 2011			1,512,422

		Alderwoods Group, Inc.	B1	BB-
1,652,649		Term Loan, 5.840-6.140%, maturing September 29, 2009			1,673,824

	Arby's Restaurant Group, Inc.	B1	B+
7,980,000	Term Loan, 6.270-6.656%, maturing July 25, 2012			8,031,535

	Brickman Group Holdings, Inc.	Ba3	BB-
1,551,136	Term Loan, 5.660%, maturing December 19, 2008			1,547,259

	Burger King Corporation	Ba2	B+
4,488,750	Term Loan, 5.830%, maturing June 30, 2012			4,544,159

	Burt's Bees, Inc.	B2	B
3,233,750	Term Loan, 6.410-7.040%, maturing March 24, 2011			3,260,024

	Carrols Corporation	B1	B+
4,345,942	Term Loan, 6.563%, maturing December 31, 2010			4,414,525

	Central Garden & Pet Company	Ba2	BB+
2,442,710	Term Loan, 5.890-5.970%, maturing May 15, 2009			2,477,822

	Coinmach Corporation	B2	B
3,698,948	Term Loan, 7.125-7.250%, maturing July 25, 2009			3,752,121

	Coinstar, Inc.	Ba3	BB-
2,681,718	Term Loan, 6.100%, maturing July 07, 2011			2,730,325

	Culligan International Company	B1	B+
2,475,000	Term Loan, 6.640%, maturing September 30, 2011			2,509,806

	Denny's Corporation	B2	B
1,867,956	Term Loan, maturing September 30, 2009			1,901,424

	Doane Pet Care Company	B1	BB-
500,000	Term Loan, 6.370-6.620%, maturing October 24, 2012			506,875

	Domino's, Inc.	Ba3	BB-
5,061,893	Term Loan, 5.810%, maturing June 25, 2010			5,128,330

	Jack in the Box, Inc.	Ba2	BB
5,411,156	Term Loan, 5.370-5.810%, maturing January 09, 2011			5,468,649

	Landry's Restaurants, Inc.	Ba2	BB-
3,970,000	Term Loan, 5.780-5.950%, maturing December 28, 2010			4,017,144

	MD Beauty, Inc.	B1	B
1,948,387	Term Loan, 7.250-9.000%, maturing February 18, 2012			1,960,565

	MD Beauty, Inc.	B3	CCC+
2,000,000	Term Loan, 11.250%, maturing February 18, 2013			2,010,000

	N.E.W. Holdings I, LLC	B1	B+
2,111,472	Term Loan, 7.063-7.500%, maturing July 08, 2011			2,141,824

				59,588,633

Printing & Publishing
	Adams Outdoor Advertising, L.P.	B1	B+
6,931,367	Term Loan, 6.200%, maturing October 18, 2012			7,033,896

	American Achievement Corporation	B1	B+
1,786,014	Term Loan, 6.370-8.500%, maturing March 25, 2011			1,812,804

	American Media Operations, Inc.	B1	B
8,969	Term Loan, 7.063%, maturing April 01, 2006			9,014
6,706,298	Term Loan, 6.813%, maturing April 01, 2007			6,769,170
1,331,925	Term Loan, 6.813%, maturing April 01, 2007			1,344,412

	American Reprographics Company	B1	B
3,300,824	Term Loan, 5.524-5.840%, maturing June 18, 2009			3,337,959

	American Reprographics Company	B1	B
700,000	Term Loan, 10.636%, maturing December 18, 2009			717,500

	Ascend Media Holdings, LLC	B3	B
1,739,063	Term Loan, 6.620-7.020%, maturing January 31, 2012			1,744,497

	Dex Media East, LLC	Ba2	BB
1,503,299	Term Loan, 5.270%-5.550%, maturing November 08, 2008			1,508,727
5,114,283	Term Loan, 5.770%-6.050%, maturing May 08, 2009			5,144,652

	Dex Media West, LLC	Ba2	BB
691,902	Term Loan, 5.340%-5.580%, maturing September 09, 2009			694,658
8,437,816	Term Loan, 5.840%-6.160%, maturing March 09, 2010			8,488,974

	Enterprise Newsmedia, LLC	B2	B
3,500,000	Term Loan, 7.200%, maturing June 30, 2012			3,543,750

	Freedom Communications, Inc.	Ba2	BB
2,368,891	Term Loan, 5.370%-5.530%, maturing May 01, 2013			2,387,843

	FSC Acquisition, LLC	B2	B
2,533,113	Term Loan, 6.120%-6.500%, maturing August 01, 2012			2,543,668

	IWCO Direct, Inc.	B1	B
1,492,501	Term Loan, 7.270%, maturing January 31, 2011			1,514,888

	Journal Register Company	Ba2	BB
5,000,000	Term Loan, 5.550%-5.740%, maturing August 12, 2012			5,030,470

	Liberty Group Publishing, Inc.	B1	B+
4,912,813	Term Loan, 6.375%, maturing February 28, 2012			4,958,105

	MC Communications, LLC	B2	B
3,406,667	Term Loan, 6.540%, maturing December 31, 2010			3,438,604

	Merrill Communications, LLC	Ba3	B+
3,550,000	Term Loan, 6.720%, maturing July 30, 2009			3,594,375
1,388,672	Term Loan, 6.720%, maturing July 30, 2009			1,406,030

	Newspaper Holdings, Inc.	NR	NR
1,666,667	Term Loan, 5.625%, maturing August 24, 2012			1,678,125

	PBI Media, Inc.	B2	B
2,000,000	Term Loan, 6.411%-6.493%, maturing September 30, 2012			2,011,250

	Primedia, Inc.	B2	B
585,480	Revolver, 6.688%, maturing June 30, 2008			569,745
6,500,000	Term Loan, 6.340%, maturing September 30, 2013			6,426,875

	R.H. Donnelley, Inc.	Ba3	BB
4,229,066	Term Loan, 6.030%-6.170%, maturing December 31, 2009			4,254,178
724,802	Term Loan, 5.780%-5.920%, maturing December 31, 2009			729,105
11,710,318	Term Loan, 5.520%-5.860%, maturing June 30, 2011			11,776,751

	Source Media, Inc.	B1	B
4,330,882	Term Loan, 6.270%, maturing November 08, 2011			4,393,139

	Visant Holding Corporation	B1	B+
18,050,000	Term Loan, 5.940-6.188%, maturing October 04, 2011			18,323,566

	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 10.250%, maturing May 01, 2012			1,383,750

				118,570,480

Radio and TV Broadcasting
	Emmis Operating Company	Ba2	B+
10,890,000	Term Loan, 5.890%, maturing November 10, 2011			10,965,555

	Entravision Communications Corporation	Ba3	B+
4,000,000	Term Loan, 5.550%, maturing March 29, 2013			4,033,500

	Gray Television, Inc.	Ba2	BB-
1,500,000	Term Loan, maturing			1,507,970

	Mission Broadcasting, Inc.	Ba3	B
4,864,789	Term Loan, 5.770%, maturing August 14, 2012			4,899,246

	NEP Supershooters, L.P.	B1	B
2,470,000	Term Loan, 8.020-8.260%, maturing February 03, 2011			2,500,875
985,000	Term Loan, 7.520%, maturing February 03, 2011			994,234

	Nexstar Broadcasting, Inc.	Ba3	B
4,952,113	Term Loan, 5.770%, maturing August 14, 2012			4,987,188

	Paxson Communications Corporation	B1	B-
6,500,000	Floating Rate Note, 6.900%, maturing January 15, 2010			6,516,250

	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 6.063%, maturing March 31, 2012			4,767,812

	Spanish Broadcasting Systems, Inc.	B1	B+
4,476,253	Term Loan, 6.030%, maturing June 10, 2012			4,545,264

	Spanish Broadcasting Systems, Inc.	B2	CCC+
1,500,000	Term Loan, 8.020%, maturing June 10, 2013			1,524,063

	Susquehanna Media Company	Ba2	BB-
8,955,000	Term Loan, 6.120-6.220%, maturing March 31, 2012			8,974,594

	Young Broadcasting, Inc.	B1	B
4,987,500	Term Loan, 6.313-6.563%, maturing November 03, 2012			5,028,023

				61,244,574

Retail Stores
	Advance Stores Company, Inc.	Ba1	BB+
1,730,350	Term Loan, 5.500-5.813%, maturing September 30, 2010			1,751,439
2,919,533	Term Loan, 5.375-5.938%, maturing September 30, 2010			2,955,116

	Alimentation Couche-Tard, Inc.	Ba2	BB
601,531	Term Loan, 5.875%, maturing December 17, 2010			609,050

	Baker & Taylor, Inc.	Ba3	B+
1,536,364	Revolver, 5.839-6.011%, maturing August 11, 2010			1,528,682
2,000,000	Term Loan, 10.996%, maturing May 06, 2011			2,025,000

	Blockbuster Entertainment Corporation	B3	B-
7,977,500	Term Loan, 7.640-8.590%, maturing August 20, 2011			7,760,807

	Dollarama Group, L.P.	B1	B+
5,458,750	Term Loan, 6.490%, maturing November 18, 2011			5,547,455

	Harbor Freight Tools, Inc.	B1	B+
9,781,779	Term Loan, 6.621-6.650%, maturing July 15, 2010			9,888,156

	Jean Coutu Group, Inc.	B2	BB-
8,720,826	Term Loan, 6.500%, maturing July 30, 2011			8,787,593

	Mapco Express, Inc.	B2	B+
2,493,750	Term Loan, 6.710-8.750%, maturing April 28, 2011			2,527,261

	Movie Gallery, Inc.	B2	B-
5,486,250	Term Loan, 7.830%, maturing April 27, 2011			5,261,901

	Nebraska Book Company, Inc.	B2	B
3,447,500	Term Loan, 6.520-6.700%, maturing March 04, 2011			3,479,820

	Neiman-Marcus Group, Inc.	B1	B+
20,000,000	Term Loan, 6.475%, maturing April 06, 2013			20,113,640

	Oriental Trading Company, Inc.	B3	B-
2,696,102	Term Loan, 6.313%, maturing August 06, 2010			2,712,952

	Oriental Trading Company, Inc.	B3	B-
1,750,000	Term Loan, 8.813%, maturing January 08, 2011			1,759,480

	Pantry, Inc.	B1	B+
3,204,348	Term Loan, 6.470%, maturing March 12, 2011			3,220,369

	Tire Rack, Inc.	B1	BB-
997,500	Term Loan, 5.900-6.270%, maturing June 24, 2012			1,009,969

	Travelcenters of America, Inc.	B1	BB
11,000,000	Term Loan, 5.620-5.770%, maturing December 01, 2011			11,133,375

				92,072,065

Satellite
	Intelsat Zeus, Ltd.	B1	BB+
4,962,500	Term Loan, 5.813%, maturing July 28, 2011			5,010,577

	New Skies Satellites, BV	B1	BB-
2,655,130	Term Loan, 6.188%, maturing May 02, 2011			2,689,267

	Panamsat Corporation	Ba3	BB+
866,478	Term Loan, 5.920%, maturing August 20, 2009			875,734
453,056	Term Loan, 5.920%, maturing August 20, 2009			457,895
18,648,439	Term Loan, 6.107%, maturing August 20, 2011			18,892,361

				27,925,834

Telecommunications Equipment
	AAT Communications Corporation	B1	BB+
3,000,000	Term Loan, 6.156%, maturing July 27, 2012			3,040,314

	AAT Communications Corporation	B2	BB
1,000,000	Term Loan, 7.156%, maturing July 29, 2013			1,016,042

	Eastman Kodak Company	Ba2	B+
13,623,529	Term Loan, 6.320-6.610%, maturing October 18, 2012			13,610,764

	Sorenson Communications, Inc.	B3	CCC+
750,000	Term Loan, 11.125%, maturing May 09, 2013			766,719

	Sorenson Communications, Inc.	B2	CCC+
5,000,000	Term Loan, 7.125%, maturing November 15, 2012			5,059,375

	Syniverse Holding, LLC	Ba3	BB-
2,607,141	Term Loan, 5.780%, maturing February 15, 2012			2,638,101

				26,131,315

Textiles & Leather
	Polymer Group, Inc.	B1	BB-
6,500,000	Term Loan, 7.250%, maturing November 22, 2012			6,569,062

	Propex Fabrics, Inc.	B3	B+
1,912,816	Term Loan, 6.280%, maturing November 30, 2011			1,917,599

	St. John Knits International, Inc.	B1	B+
2,627,857	Term Loan, 6.563%, maturing March 18, 2012			2,667,275

	Targus Group International	B1	B
2,500,000	Term Loan, maturing November 15, 2012			2,523,437

	William Carter Company	B1	BB
3,750,000	Term Loan, 5.650-5.811%, maturing July 14, 2012			3,798,049

				17,475,422

Utilities
	Allegheny Energy Supply Company	Ba2	BB
13,124,530	Term Loan, 5.636-5.918%, maturing March 08, 2011			13,282,024

	Calpine Corporation	B3	CCC
979,900	Term Loan, 9.900%, maturing July 16, 2007			752,563

	Cogentrix Delaware Holdings, Inc.	Ba2	BB+
5,437,007	Term Loan, 5.870%, maturing April 14, 2012			5,503,273

	Coleto Creek Power	Ba3	BB
937,427	Term Loan, 6.160%, maturing June 30, 2011			953,441

	Coleto Creek Power	B1	BB-
1,000,000	Term Loan, 7.493%, maturing June 30, 2012			1,022,188

	Kgen, LLC	B2	B
6,965,000	Term Loan, 6.645%, maturing August 01, 2011			6,956,294

	La Paloma Generating Company	Ba3	BB-
111,500	Term Loan, 5.770%, maturing August 16, 2012			112,476
437,158	Term Loan, 5.909%, maturing August 16, 2012			440,984
1,400,000	Term Loan, 5.770%, maturing August 16, 2012			1,412,250

	La Paloma Generating Company	B1	B
1,000,000	Term Loan, 7.520%, maturing August 16, 2013			1,014,375

	LSP-Kendall Energy, LLC	B1	B
14,000,000	Term Loan, 6.090%, maturing October 07, 2013			13,960,632

	NRG Energy, Inc.	Ba3	BB
3,609,375	Term Loan, 3.920%, maturing December 24, 2011			3,632,684
5,102,070	Term Loan, 5.895%, maturing December 24, 2011			5,135,020

	Pike Electric, Inc.	B1	BB-
2,734,302	Term Loan, 6.375%, maturing July 01, 2012			2,768,480
1,642,918	Term Loan, 6.438%, maturing December 10, 2012			1,663,454

	Primary Energy Finance, LLC	Ba2	BB-
2,750,000	Term Loan, 6.020%, maturing August 24, 2012			2,787,240

	Reliant Energy Resources Corporation	B1	B+
26,807,475	Term Loan, 2.375%-6.566%, maturing April 30, 2010			26,849,375

	Riverside Energy Center, LLC	Ba3	B
403,552	Term Loan, 8.493%, maturing June 24, 2010			417,677

5,102,469	Term Loan, 8.493%, maturing June 24, 2011			5,281,055
3,531,036	Term Loan, 8.493%, maturing June 24, 2011			3,654,622

	Texas Genco, LLC	Ba2	BB
5,204,617	Term Loan, 5.870-6.114%, maturing December 14, 2011			5,218,846
11,683,831	Term Loan, 5.870-6.114%, maturing December 14, 2011			11,715,774

	Thermal North America	Ba3	BB-
1,000,000	Term Loan, 5.840%, maturing October 12, 2013			1,010,000
1,500,000	Term Loan, 5.880%, maturing October 12, 2013			1,515,000

				117,059,727

	Total Senior Loans
	Cost: $2,473,787,884			2,489,803,028

Equities and Other Assets:  0.2%

		Value

(@) , (R)	Decision One Corporation (371,025 Common Shares)	38,587

(@) , (R)	Galey & Lord, Inc. (49,843 Common Shares)	—

(@) , (R)	Murray's Discount Auto Stores, Inc. (Escrow Interest)	21,891

(@), (R)	Neoplan USA Corporation (1,627 Common Shares)	—

(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)	—

(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)	—

(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)	—

(@) , (R)	New World Restaurant Group, Inc. (Warrants for 2,244 Common Shares, Expires June 15, 2006)	30,788

(@), (R)	Norwood Promotional Products, Inc. (48,177 Common Shares)	—

(@) , (R)	Safelite Glass Corporation (395,186 Common Shares)	5,010,958

(@) , (R)	Safelite Realty Corporation (26,675 Common Shares)	146,713

(@) , (R)	Targus Group, Inc. (Warrants for 47,931 Common Shares, Expires December 6, 2012)	99,457

	Total for Equities and Other Assets
	Cost: $698,299	5,348,393

Total Investments (Cost $2,474,486,183)**	118.5%	$2,495,151,421
Other Assets and Liabilities - Net	(18.5)	(389,686,464)
Net Assets	100.0%	$2,105,464,957

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by considered to be below investment grade.
NR	Not Rated
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(@)	Non-income producing security.
(R)	Restricted security.

**	For federal income tax purposes cost of investments is $2,474,817,330.
	Net unrealized appreciation consists of the following:

	Gross Unrealized Appreciation	$22,956,843
	Gross Unrealized Depreciation	(2,622,752)
	Net Unrealized Appreciation	$20,334,091

Item 2. Controls and Procedures.

(a)               Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)              There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Senior Income Fund
By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2005